Leases - Schedule of future payments associated with the Company's operating lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 348
2022	60
Total lease payments	408
Less: imputed interest	(18)
Total	$ 390	$ 1,035